Dispositions of subsidiaries (Details 1) - Discontinued Operation [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenue	$ 9,936,786	$ 47,107,723
Cost of revenues	(9,923,338)	(47,015,332)
Gross profit	13,448	92,391
Operating expenses	(152,525)	(375,660)
Income from operations	(139,077)	(283,269)
Other income	771,635	543,365
Income before income taxes	632,558	260,096
Income tax expenses	(32)	(52,123)
Net income	$ 632,526	$ 207,973